FAIR VALUE MEASUREMENTS (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price	$ 10.18	$ 10.04
Strike price	$ 11.50	$ 11.50
Term (in years)	5 years 6 months	5 years 3 months 10 days
Volatility	5.30%	8.30%
Risk-free rate	2.40%	1.28%
Dividend yield	0.00%	0.00%
Fair value of warrants	$ 0.55	$ 0.49